Note 8 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

8. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2025, and changes during the six-month period ended June 30, 2025, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2025	89,400	15.19
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2025	89,400	15.19

As of June 30, 2025, there was $630,254 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.82 years. The share-based compensation recognized relating to the unvested shares was $469,056 and $494,250 for the six-month periods ended June 30, 2024 and 2025, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.